Oct. 31, 2019

SPDR® Series Trust

SPDR® Bloomberg Barclays 1-3 Month T-Bill ETF

(the “Fund”)

Supplement dated April 8, 2020 to the Prospectus

dated October 31, 2019, as may be supplemented from time to time

Effective immediately, “Low Short-Term Interest Rates Risk” is a principal risk of investing in the Fund.

Accordingly, effective immediately:

1.	The following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 2 of the Prospectus.

Low Short-Term Interest Rates Risk: During market conditions in which short-term interest rates are at low levels, the Fund’s yield can be very low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and will not be able to pay its scheduled dividend. In addition, it is possible that during these conditions the Fund may experience difficulties purchasing and/or selling securities with respect to scheduled rebalances, and may, as a result, maintain a portion of its assets in cash, on which it may earn little, if any, income. Such market conditions may adversely affect the Fund’s ability to achieve a high degree of correlation with the Index.